Property, Plant and Equipment (Notes) (Cheniere Energy Partners, LP [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Cheniere Energy Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	June 30,	December 31,
	2014	2013
LNG terminal costs
LNG terminal	$2,238,671	$2,225,412
LNG terminal construction-in-process	5,892,065	4,448,541
LNG site and related costs, net	145	149
Accumulated depreciation	(319,155)	(291,265)
Total LNG terminal costs, net	7,811,726	6,382,837

Fixed assets
Computer and office equipment	933	612
Vehicles	1,489	907
Machinery and equipment	1,470	1,490
Other	2,789	963
Accumulated depreciation	(3,335)	(2,870)
Total fixed assets, net	3,346	1,102

Property, plant and equipment, net	$7,815,072	$6,383,939

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	December 31,
	2013	2012
LNG terminal costs
LNG terminal	$2,225,412	$2,224,230
LNG terminal construction-in-process	4,448,541	1,228,647
LNG site and related costs, net	149	156
Accumulated depreciation	(291,265)	(234,349)
Total LNG terminal costs, net	6,382,837	3,218,684

Fixed assets
Computer and office equipment	612	368
Vehicles	907	704
Machinery and equipment	1,490	1,473
Other	963	760
Accumulated depreciation	(2,870)	(2,397)
Total fixed assets, net	1,102	908

Property, plant and equipment, net	$6,383,939	$3,219,592

Depreciation expense related to the Sabine Pass LNG terminal totaled $57.3 million, $57.3 million, and $57.8 million for the years ended December 31, 2013, 2012 and 2011, respectively.

In June 2012, we began capitalizing costs associated with Trains 1 and 2 of the Liquefaction Project, and in May 2013, we began capitalizing costs associated with Trains 3 and 4 of the Liquefaction Project. For the years ended December 31, 2013 and 2012, we capitalized $188.7 million and $35.1 million, respectively,of interest expense related to the construction of Trains 1 through 4 of the Liquefaction Project.

The Sabine Pass LNG terminal is depreciated using the straight-line depreciation method applied to groups of LNG terminal assets with varying useful lives. The identifiable components of the Sabine Pass LNG terminal with similar estimated useful lives have a depreciable range between 15 and 50 years, as follows:

Components	Useful life (yrs)
LNG storage tanks	50
Natural gas pipeline facilities	40
Marine berth, electrical, facility and roads	35
Regasification processing equipment (recondensers, vaporization and vents)	30
Sendout pumps	20
Others	15-30

Fixed Assets

Our fixed assets are recorded at cost and are depreciated on a straight-line method based on estimated lives of the individual assets or groups of assets.